Goodwill - Schedule of Changes in Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Abstact]
Goodwill at beginning of period	$ 67,260	$ 72,496
Acquisitions through business combinations	81,022	150,935
Impairment	(29,000)	(156,171)
Goodwill at end of period	$ 119,282	$ 67,260